Shareholders' capital (Details)	6 Months Ended
Jun. 30, 2023 EquityInstruments shares
Shareholders' capital
Number of shares outstanding at beginning of period	55,395,856
Exercise of stock options	533,478
Vesting of RSUs | EquityInstruments	26,210
Number of shares outstanding at end of period	55,955,544